UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21154

        Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
	August 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.4% (2.4% of Total Investments)
$ 2,170	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 2,078,730
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 26.9% (18.6% of Total Investments)
1,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	A	881,550
	Series 2007G, 4.500%, 7/01/37 – NPFG Insured
1,300	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A	1,334,658
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
650	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	BBB–	571,233
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	BBB–	126,941
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	BBB–	227,678
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	446,852
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
215	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	N/R	205,652
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	BBB–	749,258
	Hartford, Series 2002E, 5.500%, 7/01/22 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	11/09 at 100.00	AAA	1,501,620
	Series 2002W, 5.125%, 7/01/27
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	3,097,920
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
5,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	5,253,010
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
	University of Connecticut, General Obligation Bonds, Series 2006A:
850	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	945,294
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	528,490
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AA–	527,765
	11/15/22 - FGIC Insured
16,105	Total Education and Civic Organizations			16,397,921
	Health Care – 9.1% (6.3% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
500	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	BBB–	448,625
600	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	501,066
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,	7/15 at 100.00	N/R	701,680
	Series 2005B, 5.000%, 7/01/20 – RAAI Insured
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	BBB–	250,982
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
2,130	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	2,145,782
	Series 2006, 5.000%, 7/01/32 – FSA Insured
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	1/10 at 101.00	Baa1	192,452
	Series 1999G, 5.000%, 7/01/18 – NPFG Insured
1,325	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	A1	1,324,907
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
5,865	Total Health Care			5,565,494

	Housing/Multifamily – 1.6% (1.1% of Total Investments)
1,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	953,210
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
	Housing/Single Family – 5.7% (3.9% of Total Investments)
750	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	737,370
	5.450%, 11/15/43 (Alternative Minimum Tax)
1,300	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	1,311,349
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
435	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	408,548
465	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	431,850
600	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	600,438
	4.650%, 11/15/27
3,550	Total Housing/Single Family			3,489,555
	Industrials – 3.1% (2.1% of Total Investments)
2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	1,862,440
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Long-Term Care – 11.7% (8.0% of Total Investments)
500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	447,675
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
380	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	10/09 at 100.00	BBB–	379,753
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 – RAAI Insured	8/12 at 101.00	BBB	635,271
1,025	4.750%, 8/01/32 – RAAI Insured	8/12 at 101.00	BBB	847,655
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families
	and Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/12 at 101.00	N/R	420,222
475	5.000%, 7/01/20 – AMBAC Insured	7/12 at 101.00	N/R	452,048
260	5.000%, 7/01/23 – AMBAC Insured	7/12 at 101.00	N/R	237,143
1,000	5.000%, 7/01/32 – AMBAC Insured	7/12 at 101.00	N/R	829,940
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/12 at 101.00	N/R	1,013,090
1,500	5.000%, 6/15/32 – AMBAC Insured	6/12 at 101.00	N/R	1,473,855
500	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	363,275
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
7,720	Total Long-Term Care			7,099,927
	Tax Obligation/General – 18.9% (13.0% of Total Investments)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 – FGIC Insured	11/12 at 100.00	Aa3	565,635
525	5.000%, 11/01/19 – FGIC Insured	11/12 at 100.00	Aa3	565,635
525	5.000%, 11/01/20 – FGIC Insured	11/12 at 100.00	Aa3	565,635
525	5.000%, 11/01/21 – FGIC Insured	11/12 at 100.00	Aa3	565,635
525	5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	Aa3	550,799
1,200	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	1,279,872
600	Hartford, Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	646,212
	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
900	4.600%, 5/01/20	5/11 at 100.00	Aaa	922,023
500	4.700%, 5/01/21	5/11 at 100.00	Aaa	511,970
1,000	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A–	1,111,040
	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.875%, 12/15/20	12/11 at 101.00	Aa3	522,450
500	4.875%, 12/15/21	12/11 at 101.00	Aa3	520,970
500	5.000%, 12/15/22	12/11 at 101.00	Aa3	527,865
	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 – FSA Insured	2/12 at 100.00	AAA	1,409,856
630	4.125%, 2/15/20 – FSA Insured	2/12 at 100.00	AAA	644,685
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	560,470
10,830	Total Tax Obligation/General			11,470,752

	Tax Obligation/Limited – 21.7% (14.9% of Total Investments)
930	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue	7/16 at 100.00	AAA	937,970
	Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured
60	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA	64,977
	6.125%, 9/01/12
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AA	2,937,995
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AA	1,041,150
1,000	5.000%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AA	1,037,390
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	523,395
	5.000%, 1/01/23 – FGIC Insured
1,500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	1,578,000
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	942,920
	7/01/31 – AMBAC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
780	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	144,121
2,120	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BBB+	365,297
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
890	5.250%, 7/01/17	7/12 at 100.00	BBB–	894,228
1,000	5.250%, 7/01/20	7/12 at 100.00	BBB–	967,840
1,045	5.250%, 7/01/21	7/12 at 100.00	BBB–	999,637
750	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/09 at 100.50	BBB	750,743
	Loan Note, Series 1998A, 5.500%, 10/01/22
15,385	Total Tax Obligation/Limited			13,185,663
	Transportation – 0.8% (0.5% of Total Investments)
415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	N/R	467,747
	5.375%, 12/01/15 – AMBAC Insured
	U.S. Guaranteed – 23.8% (16.4% of Total Investments) (4)
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 (Pre-refunded	9/13 at 100.00	AAA	574,905
	9/15/13) – FSA Insured
3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	N/R (4)	3,363,715
	Series 2001G, 5.000%, 7/01/21 (Pre-refunded 7/01/11) – AMBAC Insured
450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aa1 (4)	504,999
	(Pre-refunded 9/15/12)
950	New Canaan, Connecticut, General Obligation Bonds, Series 2002A, 4.500%, 5/01/19	5/11 at 100.00	Aaa	1,001,918
	(Pre-refunded 5/01/11)
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/11 at 101.00	A– (4)	43,518
	Insured (ETM)
3,050	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	3,205,305
	(Pre-refunded 7/01/10) – FSA Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,193,199
	5.500%, 10/01/40
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,145,411
	5.125%, 6/01/24 – AMBAC Insured (ETM)
195	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	AAA	214,151
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21	2/13 at 100.00	AA (4)	1,239,931
	(Pre-refunded 2/15/13) – MBIA Insured
13,395	Total U.S. Guaranteed			14,487,052
	Utilities – 4.3% (2.9% of Total Investments)
720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/09 at 101.50	Baa1	725,515
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
860	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	795,792
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
790	5.500%, 1/01/14 (Alternative Minimum Tax)	1/10 at 100.00	BBB	783,198
305	5.500%, 1/01/20 (Alternative Minimum Tax)	1/10 at 100.00	BBB	295,063
2,675	Total Utilities			2,599,568
	Water and Sewer – 14.3% (9.9% of Total Investments)
400	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	330,432
	Project, Series 200.7, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,306,463
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
1,230	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A	1,243,641
640	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A	636,301
230	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	215,581
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
2,050	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	A+	2,141,184
590	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	A+	594,773
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth	8/16 at 100.00	A+	1,887,490
	Series, 2007A, 5.000%, 8/01/30 – NPFG Insured
350	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	353,144
	2003A, 5.000%, 11/15/32
8,515	Total Water and Sewer			8,709,009
$ 89,625	Total Investments (cost $89,088,212) – 145.3%			88,367,068
	Floating Rate Obligations – (9.5)%			(5,780,000)
	Other Assets Less Liabilities – 10.7%			6,500,788
	Preferred Shares, at Liquidation Value – (46.5)% (5)			(28,275,000)
	Net Assets Applicable to Common Shares – 100%			$ 60,812,856

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of
August 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$88,367,068	$ —	$88,367,068

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting
Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification.
Temporary and permanent differences do not impact the net asset value of the Fund.
At August 31, 2009, the cost of investments was $83,350,958.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,228,974
Depreciation	(2,992,008)
Net unrealized appreciation (depreciation) of investments	$ (763,034)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2009